Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2025	December 31, 2024
Cash at bank and in hand	146,529	38,869
Total	146,529	38,869

No bank deposits were held at December 31, 2025 and at December 31, 2024.